Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Trading assets
Disclosure of financial assets [line items]
Financial assets	248,842	231,990
Trading securities
Disclosure of financial assets [line items]
Financial assets	139,228	154,347
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	222,668	204,524
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	23,110	24,035
Debt securities
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	89,944	102,846
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	109,614	77,643
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	83,136	81,616
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	7,767	8,242
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 18,407	$ 19,224